Leases - Current and non-current portion of lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Current	€ 2,616	€ 1,962
Non-current	8,353	9,861
Total lease liabilities	€ 10,969	€ 11,823	€ 11,118